Shareowners' Equity (Summary of Noncontrolling Interests) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 03, 2015	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Preferred stock value (5,944,250 shares outstanding at year-end 2015 and no shares outstanding at year-end 2014)	$ 6		$ 0		$ 0	$ 5,944
GECC preferred stock	0		4,949
Synchrony Financial	(2,840)		2,393		0
Other	1,864		1,194
Noncontrolling interests	1,864	[1]	$ 8,674	[1]	$ 6,217		$ 5,444
Acquisition Alstom
Noncontrolling Interest [Line Items]
Noncontrolling interests	$ 695

[1]	(c) Included AOCI attributable to noncontrolling interests of $ (264) million and $ (194) milli on at December 31, 2015 and 2014 , respectively.